Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 127,827
Balance at end of period	$ 127,015	$ 125,394	$ 127,015	$ 125,394
Preferred Shares And Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)	58,151,000	64,151,000	58,151,000	64,151,000
Balance at end of period	$ 12,875	$ 10,788	$ 12,875	$ 10,788
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	49,650,000	71,650,000	49,650,000	91,650,000
Redemption of shares (shares)	0	(14,000,000)	0	(34,000,000)
Balance at end of period (shares)	49,650,000	57,650,000	49,650,000	57,650,000
Balance at beginning of period	$ 2,850	$ 3,400	$ 2,850	$ 3,900
Redemption of shares	0	(350)	0	(850)
Balance at end of period	$ 2,850	$ 3,050	$ 2,850	$ 3,050
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	7,251,000	6,501,000	7,251,000	5,751,000
Balance at end of period (shares)	8,501,000	6,501,000	8,501,000	6,501,000
Balance at beginning of period	$ 8,775	$ 7,738	$ 8,775	$ 6,988
Balance at end of period	$ 10,025	$ 7,738	$ 10,025	$ 7,738
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares)	1,250,000	0	1,250,000	750,000
Issue of shares	$ 1,250	$ 0	$ 1,250	$ 750